Subsequent events	9 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent events

13. Subsequent events

The Company has evaluated subsequent events from the condensed consolidated balance sheet date through the date at which the condensed consolidated financial statements were available to be issued, and determined there are no other items requiring disclosure beyond those disclosed below.

In April 2022, the Company announced the successful completion of (i) an $8.8 million equity subscription (the "Equity Fundraise") and (ii) a subscription for convertible bonds with an aggregate principal amount of $21.2 million, raising aggregate gross proceeds of $26.8 million for the Company.

The convertible bonds were issued at 85% of the principal amount (resulting in net cash proceeds of $18.02 million, 5.5% coupon (payable in cash or shares at the Company's option) and a 5 year term. The Equity Fundraise consisted of subscriptions for 2,221,794 Ordinary Shares ("New Ordinary Shares") and 103,447 American Depositary Shares (“ADSs”) (the "New ADS"), at a price of $7.25 per ADS (the "Reference ADS Price") or $3.625 per Ordinary Share, equivalent to approximately 276 pence per Ordinary Share.